Operating Segment Information - Individual Customers Accounting for at least 10% of Operating Revenues (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of Major Customers [Line Items]
Operating revenues	$ 4,941,280	$ 151,252,571	$ 149,284,706	$ 147,870,124
Customer concentration risk [member]
Disclosure of Major Customers [Line Items]
Operating revenues		20,414,805	26,132,602	34,140,561
Customer concentration risk [member] | Wafer fabrication [member] | Customer A [member]
Disclosure of Major Customers [Line Items]
Operating revenues		15,357,470	15,632,722	13,324,560
Customer concentration risk [member] | Wafer fabrication [member] | Customer B [member]
Disclosure of Major Customers [Line Items]
Operating revenues		$ 5,057,335	$ 10,499,880	$ 20,816,001